Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of comprehensive income (loss) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Net loss	$ (38,861)	$ (56,602)	$ (36,090)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,456)	507	1,498
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss	(40,317)	(56,095)	(34,592)
Comprehensive loss attributable to the Company’s ordinary shareholders	$ (40,393)	$ (56,085)	$ (34,633)